Pension and Postretirement Benefit Plans	6 Months Ended
Jun. 30, 2012
Pension and Postretirement Benefit Plans [Abstract]
Pension and Postretirement Benefit Plans

Note 15. Pension and Postretirement Benefit Plans

The following table presents the components of net periodic benefit cost for the three and six months ended June 30, 2012 and 2011 (in millions):

	Three Months Ended June 30,
	2012			2011
	Pension Benefits	Foreign Pension Benefits	Postretirement Benefits	Pension Benefits	Foreign Pension Benefits	Postretirement Benefits
Service cost	$—	$—	$—	$—	$—	$—
Interest cost	0.2	2.4	0.2	0.3	2.5	0.3
Expected return on plan assets	—	(3.0)	—	—	(3.0)	—
Amortization of actuarial loss	0.1	0.5	—	—	0.4	—

Net period benefit cost (income)	$0.3	$(0.1)	$0.2	$0.3	$(0.1)	$0.3

	Six Months Ended June 30,
	2012			2011
	Pension Benefits	Foreign Pension Benefits	Postretirement Benefits	Pension Benefits	Foreign Pension Benefits	Postretirement Benefits
Service cost	$—	$—	$—	$—	$—	$—
Interest cost	0.4	4.8	0.4	0.5	4.9	0.5
Expected return on plan assets	—	(6.0)	—	—	(5.9)	—
Amortization of actuarial loss	0.1	1.0	—	—	0.7	—

Net period benefit cost (income)	$0.5	$(0.2)	$0.4	$0.5	$(0.3)	$0.5

During the three and six months ended June 30, 2012, the Company contributed approximately $3 million and $5 million, respectively, to its pension and postretirement benefit plans. For the remainder of 2012, the Company expects to contribute approximately $6 million to its pension and postretirement benefit plans. A portion of this funding will be reimbursed for costs related to employees of managed hotels.